FUEL DERIVATIVES AND RISK MANAGEMENT (Details) - Fuel Derivative Contracts $ in Thousands, gal in Millions	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) gal	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) gal	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) gal	Dec. 31, 2019 USD ($)
Changes in Derivative Assets (Liabilities)
Balance - January 1			$ (1,174)	$ 2,233		$ 2,233	$ (12,006)
Non-cash Gains (Losses)			3,599	(16,056)		(12,206)	10,791
Contract Settlements			(827)	4,990		8,800	3,448
Balance - June 30	$ 1,598	$ (8,833)	1,598	(8,833)	$ (12,006)	(1,174)	2,233
Fuel Derivative Gains (Losses)
Non-cash Gains (Losses)	1,213	5,695	3,599	(16,056)	(12,006)	(12,206)	10,791
Cash Premiums Paid		(1,617)		(1,901)	(2,280)	(2,053)	(665)
Total Fuel Derivative Gains (Losses)	$ 1,213	$ 4,078	$ 3,599	$ (17,957)	$ (14,286)	$ (14,259)	$ 10,126
Outstanding volume | gal	5.8		5.8			21.0